Other Income (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Government [Member]
Other Income [Line Items]
Government grants	¥ 6,696,779	¥ 9,945,338	¥ 5,996,537